Retirement Plan (Details Narrative) - Four Zero One Plan [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Contributions description			Additionally, the Company was required to make matching contributions of 50% of up to 6 % of total compensation for those employees making salary deferrals.		Additionally, the Company is required to make matching contributions of 100% up to 3% and 50% of the next 2% of total compensation for those employees making salary deferral
Maximum annual contributions per employee, amount	$ 0	$ 30,000	$ 44,000	$ 101,000
Maximum annual contributions per employee, amount					$ 134,534	$ 139,870